Subsequent Events	12 Months Ended
Mar. 31, 2022
Subsequent Event [Abstract]
Subsequent events

28. Subsequent events

On April 26, 2022, the Company through its Board of Directors (“BOD”) has accepted the resignations of erstwhile CEO and COO of the Company. Both of the KMP’s were relinquished from their roles with the Company/ Group with immediate effect. Mr. Richard Alan Rosling, Chairman of the BOD, oversaw the operations of the Company during the interim period till the appointment of new CEO on July 1, 2022, supported by a Committee of Directors.

On July 1, 2022, Mr. Harsh Shah has joined as new Chief Executive Officer (“CEO”) of the Company and subsequently resigned on August 29, 2022 with immediate effect. Thereafter, Mr. Rupesh Agarwal took charge as Acting CEO of the Company on Harsh’s resignation.

On May 11, 2022, the Company has announced the appointment of Ms. Delphine Voeltzel as a nominee board member of the Company, on behalf of OMERS Infrastructure.

On May 12, 2022, The Company has entered into a share purchase agreement, Debenture subscription agreement and module supply agreement with M/s Premier Energies limited (“Premier/ Manufacturer”), a solar module manufacturing company, relating to execution of tender received from SECI (also See Note 10 above relating to investment in equities).

On May 14, 2022, The Company has entered into a termination agreement with M/s Waaree Energies Limited, a solar module manufacturing company. The related non-recurring fee paid on account of termination, have been provided for in books of account in current year. (also See Note 10 above relating to investment in equities).

On September 30, 2022, the Company has announced the appointment of Mr. Sugata Sircar as an independent non-executive director of the Company and on May 03, 2023, the Company announced the appointment of Mr. Sugata Sircar as Group CFO and Executive Director, Finance of the Company’s subsidiary, Azure Power India Private Limited, with effect from May 1, 2023. He has resigned from his position as Non-executive Independent Director and member of the Company’s Audit & Risk Committee and Capital Committee.

On October 11, 2023, Mr. Alan Rosling resigned as Chairman of the Board and as a director of the Company and APIPL. Mr. M.S Unnikrishnan has become the Chairman of the Board of the Company.

On February 10, 2023, the Company has announced the appointment of Mr. Jean-François Boisvenu as an Independent Non-Executive Director based in Mauritius on the Company’s Board effective February 08, 2023.

On March 31, 2023, the Company has announced the appointment of Mr. Gowtamsingh (Vikash) Dabee as an Independent Non-Executive Director effective March 30, 2023. He replaced Mrs. Yung Oy Pin Lun Leung (Jane) who resigned as an Independent Non-Executive Director on 16 March 2023.

On May 3, 2023, the Company has announced the appointment of Mr. Sunil Gupta as Chief Executive Officer (CEO) effective July 10, 2023, replacing the acting CEO, Rupesh Agarwal.

On May 27, 2023, Radiance have sent the Company a notice to terminate the Master Share Purchase Agreement in relation to 86.5 MW Rooftop portfolio in relation to Azure Power Rooftop (Genco) Private Limited and related group SPVs. The Company is in discussion with Radiance to mutually terminate the transfer in shareholding of the un-transferred 86.5 MW portfolio to Radiance, and the same shall be subject to modification of the Amended Rooftop Sale Agreement. Accordingly, the assets and related liabilities of these subsidiaries are not presented as “Assets classified as held for sale” and instead re-classified within the respective balance sheet captions in the consolidated balance sheet as at March 31, 2022.

On June 16, 2023, the Company has announced the appointment of Mr. Richard Payette as an Independent non-executive Director on the Company’s Board effective July 1, 2023.

On June 23, 2023, the Company has announced the resignation of Ms. Christine Ann Mc Namara as an Independent non-executive Director on the Company’s Board.

Subsequent to year end, the Company has received letters from its offtakers that they would pay the outstanding dues as on June 03, 2022, in monthly installments ranging from 12-48 months as per Electricity (Late Payment Surcharge and Related Matters) Rules 2022. The Company has already starting receiving these amounts subsequently.

We were parties to an arbitration proceeding before Singapore International Arbitration Centre (“SIAC”) against one of the module suppliers whereby we claimed amongst others breach of module supply agreement. Subsequent to the year end, we have amicably settled the dispute.